RESTRUCTURING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Development Project [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 2,100	$ 0	$ 700